Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 167	$ 170	$ 267
Capitalized financial expenses	460	477	364
Other	330	324	251
Other financial income	957	971	882
Accretion of asset retirement obligations	(544)	(523)	(513)
Other	(98)	(113)	(141)
Other financial expense	$ (642)	$ (636)	$ (654)